Dec. 31, 2024
T. Rowe Price Integrated Global Equity Fund
Integrated Global Equity Fund
Investment Objective(s)
The fund seeks long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price Integrated Global Equity Fund - USD ($)	Investor Class		I Class
Maximum account fee	$ 20	[1]	none
[1]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Integrated Global Equity Fund	Investor Class		I Class
Management fees	0.53%		0.53%
Other expenses	0.98%		0.77%	[1]
Total annual fund operating expenses	1.51%		1.30%
Fee waiver/expense reimbursement	(0.77%)	[2]	(0.72%)	[1]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.74%	[2]	0.58%	[1]
[1]

T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2026) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class Operating Expenses), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after April 30, 2026, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the I Class Operating Expenses are below 0.05%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the I Class Operating Expenses (after the reimbursement is taken into account) to exceed the current expense limitation on I Class Operating Expenses (or the expense limitation in place at the time the amounts were waived or paid).

[2]

T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2026) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.74%. The agreement may only be terminated at any time after April 30, 2026, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 0.74%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the previous table; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price Integrated Global Equity Fund - USD ($)	Investor Class	I Class
1 Year	$ 76	$ 59
3 Years	388	328
5 Years	738	632
10 Years	$ 1,724	$ 1,493

Portfolio Turnover

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 48.5% of the average value of its portfolio.

Principal Investment Strategies

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund typically invests in at least five countries, including the U.S., and the amount of the fund’s assets invested outside the U.S. will vary depending on the adviser’s outlook for market conditions and opportunities overseas versus those in the U.S. However, the fund typically invests at least 25% of its net assets in securities of foreign issuers. The fund relies on MSCI, Inc., a third-party provider of benchmark indexes and data services, or another third-party data provider to determine the country assigned to a security.

The fund invests predominantly in common stocks and may invest in companies of any market capitalization, but will generally focus on large- and mid-cap companies. The fund seeks investments in companies around the world that are expected by T. Rowe Price to be mispriced by the markets based on certain quantitative metrics.

The fund’s integrated approach to investing combines fundamental analysis and quantitative models to identify stocks that could be included in the portfolio. Stocks are selected based on a variety of metrics such as a company’s valuation, profitability, stability, earnings quality, management capital allocation actions, and indicators of near-term appreciation potential.

At times, the fund may have a significant portion of its assets invested in the same economic sector.

Principal Risks
Risk Table - T. Rowe Price Integrated Global Equity Fund	Risk [Text Block]
Risk Lose Money [Member]	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Quantitative models

Quantitative models: The fund’s reliance on quantitative models and the analysis of specific metrics in constructing the fund’s portfolio could cause the adviser to be unsuccessful in selecting companies for investment or determining the weighting of particular stocks in the portfolio. The impact of these metrics on a stock’s performance can be difficult to predict and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, the data on which the models rely may be incorrect or incomplete, or the models may not be implemented as intended by the adviser. Any of these factors could cause the fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Foreign investing

Foreign investing: Non-U.S. securities tend to be more volatile and have lower overall liquidity and trading volume than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. Further, securities of non-U.S. issuers are subject to trading markets with potential governmental interference, varying regulatory, auditing, and accounting standards, and settlement and clearance practices that differ from those of U.S. issuers. Investment in non-U.S. securities also carries currency risk. Any attempts to hedge currency risk could be unsuccessful. Such investments may have higher transaction costs compared with U.S. markets. The fund’s overall foreign investing risk is increased to the extent it has exposure to emerging markets.

Stock investing

Stock investing: Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

Emerging markets

Emerging markets: Investments in emerging market countries are subject to greater risk and overall volatility than investments in the U.S. and other developed markets. Emerging market countries tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. In addition to the risks associated with investing outside the U.S., emerging markets are more susceptible to governmental interference, political and economic uncertainty, local taxes and restrictions on the fund’s investments, less efficient trading markets with lower overall liquidity, and more volatile currency exchange rates.

Market conditions

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including economic, political, or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues (such as the coronavirus pandemic) and related governmental and public responses (including sanctions). Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Large- and mid-cap stocks

Large- and mid-cap stocks: Securities issued by large- and mid-cap companies tend to be less volatile than securities issued by small-cap companies. However, large-cap companies may not be able to attain the high growth rates of successful small-cap companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges. The fund’s share price could fluctuate more than the share price of a fund that invests only in large-cap companies as stocks of mid-cap companies entail greater risk and are usually more volatile than stocks of large-cap companies.

Sector exposure

Sector exposure: Issuers in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Active management

Active management: The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Cybersecurity breaches

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Performance

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	18.80%	Worst Quarter	3/31/20	-19.99%

Average Annual Total Returns Periods ended December 31, 2024

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the table may also include one or more indexes that more closely aligns to the fund’s investment strategy (Strategy Benchmark(s)).

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Average Annual Total Returns - T. Rowe Price Integrated Global Equity Fund		Label	1 Year	5 Years	Since Inception		Inception Date
Investor Class			17.94%	10.79%	11.13%		Apr. 15, 2016
Investor Class | After Taxes on Distributions			16.74%	9.40%	10.15%
Investor Class | After Taxes on Distributions and Sales			11.39%	8.31%	8.93%
I Class			18.11%	10.95%	11.28%		Apr. 15, 2016
MSCI All Country World Index Net	[1]	MSCI All Country World Index Net
MSCI All Country World Index Net			17.49%	10.06%	10.76%	[2]
Lipper Global Multi-Cap Core Funds Index		Lipper Global Multi-Cap Core Funds Index
Lipper Global Multi-Cap Core Funds Index			11.96%	8.31%	9.30%	[2]
[1]	Due to new SEC Rules on shareholder reporting, the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
[2]	Return since 4/15/16.

Updated performance information is available through troweprice.com.